Long-Term Debt Fair Value of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Feb. 17, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, long-term and short-term		$ 3,766.0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, fair value disclosure	3,938.1	3,970.0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, long-term and short-term	3,676.0	3,766.0
Senior notes due 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, long-term and short-term	1,305.0	1,305.0		1,175.0
Premium, Unamortized	$ 4.8	$ 5.0	$ 5.7	$ 0